Business Combinations (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Schedule of Preliminary Details of the Purchase Consideration
Details of the purchase consideration, the net assets acquired and goodwill are presented below.

(€ thousands)	At acquisition date
Cash consideration paid	8,970
Settlement of pre-existing intercompany balances	2,540
Total	11,510

Schedule of Identifiable Assets Acquired
The assets and liabilities recognized as a result of the acquisition are as follows:

(€ thousands)	Preliminary fair value at acquisition date
Cash and cash equivalents	210
Trade receivables	1,560
Inventories	4,518
Intangible assets and property, plant and equipment	1,014
Other current and non-current assets	109
Other current and non-current liabilities	(2,929)
Trade payables and customer advances	(321)
Employee benefits	(931)
Net identifiable assets acquired	3,230
Goodwill	8,280
Net assets acquired including goodwill	11,510

Schedule of Net Cash Outflows Related to the Acquisition
Details of the net cash outflows related to the acquisition are shown below:

(€ thousands)	At acquisition date
Consideration paid in cash	(8,970)
Cash and cash equivalents acquired	210
Payment of acquisition-related liabilities	(967)
Net cash outflow - Investing activities	(9,727)